Revenue	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue
3.	Revenue
The Company develops, manufactures and supplies consumable welding and cutting products and equipment. The Company provides a wide range of products with innovative technologies to solve challenges in a range of industries, including cutting, joining and automated welding. Substantially all revenue is recognized at a point in time.
The Company disaggregates its revenue into the following product groups:

For the period from inception (May 19, 2021) to December 31, 2021
(In thousands)
Consumables	$50,916
Equipment	9,005

$59,921

There are no customers which represent more than 10% of the Company’s revenue for the period from inception (May 19, 2021) to December 31, 2021.

3. Revenue
The Company develops, manufactures and supplies consumable welding and cutting products and equipment, as well as gas control equipment. The Company provides a wide range of products with innovative technologies to solve challenges in a range of industries, including cutting, joining and automated welding. Substantially all revenue is recognized at a point in time. The Company disaggregates its revenue into the following product groups:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Equipment	$168,633	$192,365	$547,555	$564,971
Consumables	451,632	413,603	1,381,798	1,238,929

Total	$620,265	$605,968	$1,929,353	$1,803,900

The sales mix in the above table is relatively consistent across both reportable segments. The consumables product grouping generally has less production complexity and shorter production cycles than equipment products.
Given the nature of the business, the total amount of unsatisfied performance obligations with an original contract duration of greater than one year as of September 30, 2022 is immaterial.
In some circumstances, customers are billed in advance of revenue recognition, resulting in contract liabilities. As of December 31, 2021 and December 31, 2020, total contract liabilities were $22.3 million and $21.6 million, respectively, and were included in Accrued liabilities on the Consolidated and Combined

Condensed Balance Sheets. During the three and nine months ended September 30, 2022, revenue recognized that was included in the contract liability balance at the beginning of the year was $4.6 million and $19.0 million, respectively. During the three and nine months ended October 1, 2021, revenue recognized that was included in the contract liability balance at the beginning of the year was $3.1 million and $19.4 million, respectively. As of September 30, 2022 and October 1, 2021 total contract liabilities were $22.5 million and $19.9 million, respectively, and were included in Accrued liabilities on the Company’s Consolidated and Combined Condensed Balance Sheets.
Allowance for Credit Losses
A summary of the activity in the Company’s allowance for credit losses included within Trade receivables in the Consolidated and Combined Condensed Balance Sheets is as follows:

	Nine Months Ended September 30, 2022
	Balance at Beginning of Period	Charged to Expense, net	Write-Offs and Deductions	Foreign Currency Translation	Balance at End of Period
	(In thousands)
Allowance for credit losses	$23,912	$4,756	$(4,633)	$(471)	$23,564